CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 15,220	$ 15,734
Federal funds sold	65,988	70,341
Total Cash and Cash Equivalents	81,208	86,075
Investment securities available-for-sale (Note 3)	57,400	64,252
Other Investments, at cost (Note 4)	4,930	5,308
Loans, net of allowance for loan losses of $7,449 and $9,024 in 2012 and 2011, respectively (Note 5)	383,049	398,780
Premises and equipment, net (Note 6)	21,176	21,883
Deferred Tax Assets	8,298	8,615
Interest receivable	2,314	2,369
Bank Owned Life Insurance	13,689	13,230
Other Real Estate Owned, net	16,639	16,724
Other assets	3,793	3,747
Total Assets	592,496	620,983
Deposits (Note 9)
Noninterest bearing	105,960	98,950
Interest bearing	379,380	416,411
Total Deposits	485,340	515,361
Interest, taxes and other liabilities	2,066	2,570
Short term borrowings (Note 10)	20,170	57,676
Long-term debt (Note 11)	51,298	13,964
Capital securities (Note 12)	3,150	3,150
Total Other Liabilities	76,684	77,360
Total Liabilities	562,024	592,721
STOCKHOLDERS' EQUITY
Common stock, 5,011 shares issued and authorized 40,000 shares, par value $0.625 per share (Note 16)	3,132	3,132
Additional paid-in capital	7,783	7,783
Retained Earnings	21,428	19,406
Accumulated other comprehensive (loss)	(1,871)	(2,059)
Total Stockholders' Equity	30,472	28,262
Total Liabilities and Stockholders' Equity	$ 592,496	$ 620,983